Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Dealer finance receivables:
Dealer finance receivables	¥ 8,928,617	¥ 8,175,270
Loan commitments:
Loan commitments	127,348	92,373
Group A [member]
Dealer finance receivables:
Dealer finance receivables	529,263	536,551
Loan commitments:
Loan commitments	107,073	82,802
Group B [member]
Dealer finance receivables:
Dealer finance receivables	216,803	170,484
Loan commitments:
Loan commitments	20,275	9,571
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	746,066	707,035
12-month ECL [member]
Loan commitments:
Loan commitments	127,348	92,373
12-month ECL [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	522,368	527,138
Loan commitments:
Loan commitments	107,073	82,802
12-month ECL [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	215,160	166,726
Loan commitments:
Loan commitments	20,275	9,571
12-month ECL [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	737,528	693,864
Lifetime ECL [member] | Not credit-impaired [member]
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	1,866	3,403
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	1,617	3,559
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	3,483	6,962
Lifetime ECL [member] | Credit-impaired [member]
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	5,029	6,010
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	26	199
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 5,055	¥ 6,209